All Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

NOTE 9. ALL OTHER ASSETS

December 31 (In millions)	2014	2013

GE
Investments
Associated companies	$3,384	$3,937
Other	613	626
	3,997	4,563
Contract costs and estimated earnings(a)	13,990	12,522
Long-term receivables, including notes	766	993
Derivative instruments	783	623
Other	5,144	5,007
	24,680	23,708
GECC
Investments
Associated companies	16,752	17,353
Assets held for sale(b)	3,131	1,214
Real estate	1,006	1,423
Cost method(c)	566	1,462
Other	1,621	930
	23,076	22,382
Derivative instruments	1,701	974
Advances to suppliers	1,406	2,328
Deferred borrowing costs	849	867
Deferred acquisition costs(d)	17	29
Other	3,819	3,961
	30,868	30,541
Eliminations	(330)	(265)
Total	$55,218	$53,984

(a) Contract costs and estimated earnings reflect revenues earned in excess of billings on our long-term contracts to construct technically complex equipment (such as power generation, aircraft engines and aeroderivative units) and long-term product maintenance or extended warranty arrangements. These amounts are presented net of related billings in excess of revenues relating to long-term product maintenance or extended warranty arrangements of $2,329 million and $1,842 million at December 31, 2014 and 2013, respectively.

(b) Assets were classified as held for sale on the date a decision was made to dispose of them through sale or other means. At December 31, 2014 and 2013, such assets consisted primarily of loans, aircraft, equipment and real estate properties, and were accounted for at the lower of carrying amount or estimated fair value less costs to sell. These amounts are net of valuation allowances of $135 million and $97 million at December 31, 2014 and 2013, respectively.

(c) The fair value of and unrealized loss on cost method investments in a continuous loss position for less than 12 months at December 31, 2014, were $5 million and $1 million, respectively. The fair value of and unrealized loss on cost method investments in a continuous loss position for 12 months or more at December 31, 2014, were an insignificant amount and $1 million, respectively. The fair value of and unrealized loss on cost method investments in a continuous loss position for less than 12 months at December 31, 2013, were $17 million and $1 million, respectively. There were no cost method investments in a continuous loss position for 12 months or more at December 31, 2013.

(d) Balances at December 31, 2014 and 2013 reflect adjustments of $624 million and $700 million, respectively, to deferred acquisition costs in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.